COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS [Abstract]
Schedule of Future Minimum Lease Payments	Future minimum lease payments are as follows:

Year ending December 31
2013	$161,742
2014	47,542

Total	$209,284